Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, net
Schedule of accounts receivable, net

	December 31,	December 31,
	2020	2021
	RMB’000	RMB’000

Accounts receivable	429,049	302,200
Less: allowance for credit losses	(124,204)	(122,039)
Accounts receivable, net	304,845	180,161

Schedule of allowance for doubtful accounts

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Balance at beginning of the year	(2,070)	(11,413)	(124,204)
Additional allowance for credit losses, net of recoveries	(9,504)	(125,563)	(8,681)
Write-offs	161	12,772	10,846
Balance at end of the year	(11,413)	(124,204)	(122,039)